Stockholders' Equity - 2015 Stock Option Plans (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended			12 Months Ended
	Aug. 29, 2017	Nov. 30, 2015	Oct. 31, 2015	May 31, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance (in shares)					49,440,048
2015 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accelerated compensation cost	$ 281
2015 Stock Incentive Plan | Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation						$ 0	$ 166
Unrecognized compensation cost related to unvested stock option and warrant grants						$ 0
Period for recognized compensation cost						3 years 6 months
2015 Stock Incentive Plan | Non-employee consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation					$ 655	$ 156
2015 Stock Incentive Plan | Directors and non-employee consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield					0.00%
Risk-free interest rate, minimum					1.39%
Risk-free interest rate, maximum					2.24%
Expected volatility, minimum					76.00%
Expected volatility, maximum					77.00%
2015 Stock Incentive Plan | Minimum | Directors and non-employee consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life of options					4 years
2015 Stock Incentive Plan | Maximum | Directors and non-employee consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life of options					6 years 1 month 6 days
2015 Stock Incentive Plan | TNK Therapeutics
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Granted (in shares)		500,000		3,600,000
Stock options, contractual term				10 years
Options Canceled (in shares)					2,100,000
Option outstanding (in shares)					900,000
Warrant shares exercisable				4,000,000
Warrant exercise price per share (USD per share)				$ 0.01
2015 Stock Incentive Plan | TNK Therapeutics | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding options vesting anniversary period				2 years
Warrant exercisable period				40 months
2015 Stock Incentive Plan | TNK Therapeutics | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding options vesting anniversary period				4 years
Warrant exercisable period				4 years
2015 Stock Incentive Plan | TNK Therapeutics | Common class A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance (in shares)				10,000,000
2015 Stock Incentive Plan | TNK Therapeutics | Class B | CEO
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant granted to purchase common stock (in shares)				9,500,000
Voting rights, number of shares per vote				10
2015 Stock Incentive Plan | L A Cell
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Granted (in shares)				2,900,000
Stock options, contractual term				10 years
Options Canceled (in shares)					1,700,000
Option outstanding (in shares)					300,000
Warrant shares exercisable				4,000,000
Warrant exercise price per share (USD per share)				$ 0.01
2015 Stock Incentive Plan | L A Cell | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding options vesting anniversary period				2 years
Warrant exercisable period				40 months
2015 Stock Incentive Plan | L A Cell | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding options vesting anniversary period				4 years
Warrant exercisable period				4 years
2015 Stock Incentive Plan | L A Cell | Common class A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance (in shares)				10,000,000
2015 Stock Incentive Plan | L A Cell | Class B | CEO
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant granted to purchase common stock (in shares)				9,500,000
Voting rights, number of shares per vote				10
2015 Stock Incentive Plan | Concortis Biosystems, Corp.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Granted (in shares)			1,800,000
Stock options, contractual term			10 years
Options Canceled (in shares)					1,700,000
Option outstanding (in shares)					0
Warrant shares exercisable			4,000,000
Warrant exercise price per share (USD per share)			$ 0.25
2015 Stock Incentive Plan | Concortis Biosystems, Corp. | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding options vesting anniversary period			2 years
Warrant exercisable period			40 months
2015 Stock Incentive Plan | Concortis Biosystems, Corp. | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding options vesting anniversary period			4 years
Warrant exercisable period			4 years
2015 Stock Incentive Plan | Concortis Biosystems, Corp. | Common class A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance (in shares)			10,000,000
2015 Stock Incentive Plan | Concortis Biosystems, Corp. | Class B | CEO
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant granted to purchase common stock (in shares)			9,500,000
Voting rights, number of shares per vote			10
2015 Stock Incentive Plan | Scintilla Pharmaceuticals, Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, contractual term			10 years
Options Canceled (in shares)					900,000
Option outstanding (in shares)					0
Warrant shares exercisable			4,000,000
Warrant exercise price per share (USD per share)			$ 0.01
2015 Stock Incentive Plan | Scintilla Pharmaceuticals, Inc. | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding options vesting anniversary period			2 years
Warrant exercisable period			40 months
2015 Stock Incentive Plan | Scintilla Pharmaceuticals, Inc. | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding options vesting anniversary period			4 years
Warrant exercisable period			4 years
2015 Stock Incentive Plan | Scintilla Pharmaceuticals, Inc. | Common class A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance (in shares)			10,000,000
Options Granted (in shares)			2,100,000
2015 Stock Incentive Plan | Scintilla Pharmaceuticals, Inc. | Class B | CEO
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant granted to purchase common stock (in shares)			9,500,000
Voting rights, number of shares per vote			10
2015 Stock Incentive Plan | Sorrento Biologics, Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Granted (in shares)			2,600,000
Stock options, contractual term			10 years
Options Canceled (in shares)					1,400,000
Option outstanding (in shares)					0
Warrant shares exercisable			4,000,000
Warrant exercise price per share (USD per share)			$ 0.01
2015 Stock Incentive Plan | Sorrento Biologics, Inc. | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding options vesting anniversary period			2 years
Warrant exercisable period			40 months
2015 Stock Incentive Plan | Sorrento Biologics, Inc. | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding options vesting anniversary period			4 years
Warrant exercisable period			4 years
2015 Stock Incentive Plan | Sorrento Biologics, Inc. | Common class A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance (in shares)			10,000,000
2015 Stock Incentive Plan | Sorrento Biologics, Inc. | Class B | CEO
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant granted to purchase common stock (in shares)			9,500,000
Voting rights, number of shares per vote			10